Loss Per Share (Details) - Schedule of company’s potentially dilutive securities were private and public warrants - shares	Dec. 31, 2021	Dec. 31, 2020
Schedule of company’s potentially dilutive securities were private and public warrants [Abstract]
Public and private warrants	10,861,250
Class A common stock held by administrative agent with restricted resale rights	4,439,333
Unvested stock based compensation awards for Class A common stock with service and performance vesting conditions		1,500